Schedule of Advances from Related Parties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Related Party Transaction [Line Items]
Cash advances		$ 285,000	$ 467,000	$ 285,000
Repayments			(25,000)	(8,157)
Related Party [Member]
Related Party Transaction [Line Items]
Prior period balance	205,000
Cash advances	75,000		354,693
Repayments			(25,000)
Conversion into a private placement			(124,693)
End of period balance	280,000		205,000
Related Party [Member]
Related Party Transaction [Line Items]
Prior period balance	$ 205,000			5,000
Cash advances			354,693	1,363
Expenses paid on behalf of Company				3,157
Non-cash repayments				(1,363)
Repayments			(25,000)	(8,157)
Conversion into a private placement			(124,693)
End of period balance			$ 205,000